Loans, borrowings, cash and cash equivalents and short-term investments (Details Narrative) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Total carrying amount of covenants financial liabilities	$ 2,696	$ 2,469